Property, Plant and Equipment, Net	6 Months Ended
Apr. 30, 2025
Property & Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 5 – PROPERTY, PLANT AND EQUIPMENT, NET

Property and equipment, net comprised of the following:

	April 30,	October 31,
	2025	2024
At Cost:
Furniture and fixtures	23,765	-
	23,765	-

Less: Accumulated depreciation	424	-
Total, net	23,341	-

Depreciation expenses was $424 and $64,446 for the six months ended April 30, 2025 and 2024 respectively.